Segmented information	12 Months Ended
Aug. 31, 2025
Segmented Information
Segmented information

24.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	For the year ended August 31,
Revenue	2025	2024
Tanzania	$57,613	$41,158
Total revenue	$57,613	$41,158

During the year ended August 31, 2025, the Company recognized 10% or more of total revenue from two customers (2024 – one) who contributed $48.2 million (2024 – $38.1 million) and $7.1 million (2024 – $0 nil).

Non-current assets	August 31, 2025	August 31, 2024
Canada	$12	$36
Tanzania	91,397	81,040
Total non-current assets	$91,409	$81,076